Securities - Summary of Interest Income Calculated Using Effective Interest Method (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure Of Interest Income [Line Items]
Total	$ 460	$ 455	$ 949	$ 887
Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Disclosure Of Interest Income [Line Items]
Total	295	407	638	799
Amortized cost [member]
Disclosure Of Interest Income [Line Items]
Total	$ 165	$ 48	$ 311	$ 88